Revenue from services provided to customers - Schedule of Disaggregation of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Commissions	¥ 88,922	¥ 68,152	¥ 171,692	¥ 138,583
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	58,314	48,454	113,548	96,820
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	13,999	6,409	27,389	13,924
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 16,609	¥ 13,289	¥ 30,755	¥ 27,839